Investments under Resale Agreements and Obligations under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Instruments Acquired Under Agreements to Resell
a.	The Bank purchases financial instruments agreeing to resell them at a future date. As of December 31, 2018 and 2017 the instruments acquired under resale agreements are as follows:

	As of December 31, 2018				As of December 31, 2017
	Up to 3 months	Between 3 months and 1 year	Over 1 year	Totals	Up to 3 months	Between 3 months and 1 year	Over 1 year	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	14,533	—	—	14,533	2,292	—	—	2,292
Government securities	76,977	—	—	76,977	—	—	—	—
Other Chilean Central Bank and Government securities	—	—	—	—	—	—	—	—
Other Chilean securities
Bonds	—	—	—	—	—	—	—	—
Notes	—	—	—	—	—	—	—	—
Other securities
Foreign financial securities	—	—	—	—	—	—	—	—
Central Banks and Government securities	17,351	—	—	17,351	21,248	—	—	21,248
Other foreign instruments	606	—	—	606	4,984	—	—	4,984

Totals	109,467	—	—	109,467	28,524	—	—	28,524

Schedule of Instruments Acquired Under Agreements to Repurchase
b.	As of December 31, 2018 and 2017, the instruments acquired under agreements to repurchase are as follows:

	As of December 31, 2018				As of December 31, 2017
	Up to 3 months	Between 3 months and 1 year	Over 1 year	Totals	Up to 3 months	Between 3 months and 1 year	Over 1 year	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	21,018	—	—	21,018	—	—	—	—
Government securities	283,898	—	—	283,898	11,703	—	—	11,703
Other Chilean Central Bank and Government securities	—	—	—	—	—	—	—	—
Other Chilean securities
Bonds	—	—	—	—	26,573	—	—	26,573
Notes	—	—	—	—	5,988	—	—	5,988
Other Chilean securities	65,707	—	—	65,707	—	—	—	—
Foreign financial securities
Central Banks and Government securities	—	—	—	—	—	—	—	—
Other foreign instruments	644,991	—	—	644,991	376,656	—	—	376,656

Totals	1,015,614	—	—	1,015,614	420,920	—	—	420,920